ACQUISITIONS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
ACQUISITIONS AND GOODWILL
Schedule of movement of goodwill

	As of December 31,
	2022	2023

Balance at the beginning of the year	7,076,505	7,076,505
Addition during the year	—	—
Balance at end of year	7,076,505	7,076,505

Schedule of fair value of consideration transferred

The allocations of purchase price as of the date of acquisitions for the year ended December 31, 2021 are summarized as follows.

2021
Note (i)(ii)
Fair value of consideration	5,230,362
Effective settlement of pre-existing relationships upon consolidation	20,000

Other net assets acquired	(256,650)
Identifiable intangible assets	(689,800)
Deferred tax liabilities	159,592
Total identifiable net assets	(786,858)
Goodwill	4,463,504
Note (i):

Other net assets acquired primarily included property and equipment of RMB2,974,715, accounts receivable of RMB224,307, accounts payable of RMB412,380, short-term borrowings of RMB461,494, long-term borrowings of RMB840,000 and finance lease and other financing obligations of RMB1,463,851.

Note (ii):	Identifiable intangible assets acquired consisted of customer contracts of RMB689,800 with estimated useful lives from 5.7 to 7 years.